Income Taxes (Tax Effects Of Significant Temporary Differences, Representing Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Postretirement benefit accruals	$ 242	$ 256
Pension obligations	954	616
Alternative minimum and other tax credits	478	416
Net operating loss carryforwards	536	541
Compensation reserves	189	185
Other	173	268
Gross deferred tax assets	2,572	2,282
Less: valuation allowance	(424)	(366)
Net deferred tax assets	2,148	1,916
Plants, properties and equipment	(2,383)	(2,174)
Forestlands and related installment sales	(1,833)	(2,061)
Gross deferred tax liabilities	(4,216)	(4,235)
Net deferred tax liability	$ (2,068)	$ (2,319)